Plan Description (Tables)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Description of Plan [Line Items]
Participant’s Eligible Compensation Based on Participant’s Age	The Company also contributes the following percentages of the participant’s eligible compensation based on the participant’s age:

Under 40 years of age	3%
40 - 44 years of age	5%
45 - 49 years of age	6%
50 - 54 years of age	8%
55 years of age or older	10%